INTERESTS IN OTHER ENTITIES	6 Months Ended
Jun. 30, 2025
Investments accounted for using equity method [abstract]
INTERESTS IN OTHER ENTITIES	13. INTERESTS IN OTHER ENTITIES
There have been no significant changes to the Santander UK group's interests in subsidiaries, joint ventures and unconsolidated structured entities, as set out in
Note 18 to the Consolidated Financial Statements in the 2024 Annual Report.